Fair Value Measurements (Details 5) (Commodity contracts, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Hierarchy
Increase (decrease) in net commodity derivative assets (liabilities)	$ (136,000)	$ 100,000	$ (500,000)
Recurring | Asset (Liability), net | Oil
Fair Value Hierarchy
Total	(9,966,000)	3,989,000	(5,959,000)
Recurring | Asset (Liability), net | Oil | Swaps
Fair Value Hierarchy
Total	(9,622,000)	4,069,000	(5,392,000)
Recurring | Asset (Liability), net | Oil | Collars and puts
Fair Value Hierarchy
Total		(80,000)	(567,000)
Recurring | Significant Other Observable Inputs (Level 2) | Oil
Fair Value Hierarchy
Total	(9,966,000)	3,989,000	(5,392,000)
Recurring | Significant Other Observable Inputs (Level 2) | Oil | Swaps
Fair Value Hierarchy
Total	(9,622,000)	4,069,000	(5,392,000)
Recurring | Significant Other Observable Inputs (Level 2) | Oil | Collars and puts
Fair Value Hierarchy
Total		(80,000)
Recurring | Significant Unobservable Inputs (Level 3) | Oil
Fair Value Hierarchy
Total			(567,000)
Recurring | Significant Unobservable Inputs (Level 3) | Oil | Collars and puts
Fair Value Hierarchy
Total			$ (567,000)